Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 12.6	$ 19.1	$ 16.2
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		6.9	7.4	5.3
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		10.5	17.4	15.0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		3.1	4.3	4.6
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		1.6	4.2	2.3
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		3.7	4.6	3.4
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.6	3.2	2.1
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		(11.3)	(13.5)	(11.5)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		12.3	21.9	17.1
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		18.4	$ 47.5	$ 31.4
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	15.0
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	7.6
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	11.5
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	4.0
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	2.9
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	4.7
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	3.3
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	(14.4)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	15.5
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	32.0
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	24.0
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	9.9
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	17.3
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	5.7
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	6.6
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	5.6
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	4.6
Top of range [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	0.0
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	21.9
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	63.6
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	10.6
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	6.4
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	8.3
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	2.8
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	1.5
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	3.7
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	2.4
Bottom of range [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	0.0
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	11.0
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	$ 13.9

[1]	Effective Q1 2023, the 2019/2020 COVID period was used to generate the Stressed VaR. In the prior periods, the Stressed VaR was calculated using the 2008/2009 credit crisis period.

Stressed VaR is calculated using the largest loss across historical periods as applied to the current portfolio.